Shareholder Report, Average Annual Return (Details) 197240_Pzena Emerging Markets Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	53.76%	13.92%	13.98%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	49.96%	6.31%	10.69%
MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Average Annual Return, Percent	49.90%	9.21%	10.25%